General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2020
Disclosure Of General Principles For The Preparation Of The Consolidated Financial Statements [Abstract]
General principles for the preparation of the consolidated financial statements
3	General principles for the preparation of the consolidated financial statements

(a) Compliance with IFRS

The consolidated financial statements of the Natuzzi Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

Details of Group’s accounting policies are included in note 4.

(b) Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments measured at fair value (see note 29).

(c) Basis of preparation

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.

The consolidated statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realised, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statement of profit or loss has been prepared based on the function of the expenses.

The consolidated statement of cash flows has been prepared using the indirect method.

The consolidated financial statements present all amounts rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d) Functional and presentation currency

These consolidated financial statements are presented in Euro (the Group’s presentation currency), which is the Natuzzi S.p.A.’s functional currency.

(e) Use of estimates and judgement

The preparation of consolidated financial statements requires the use of accounting estimates. Actual results may differ from these estimates. Management also needs to exercise judgement in applying the Group’s accounting policies.

This note provides an overview of items which are susceptible to adjustment in the event actual results are materially different than the estimates and of the areas that involved a higher degree of judgement or complexity. Detailed information about each of these estimates and judgements is included in other notes together with information about the basis of calculation for each affected line item in the consolidated financial statements.

The areas involving significant estimates or judgements are:

(a)	impairment of property, plant and equipment, notes 4(i) and 8;
(b)	impairment of right-of-use-assets, notes 4(i) and 9;
(c)	impairment of goodwill, notes 4(i) and 10;
(d)	estimation of fair value of the investment in a joint venture recorded as such after loss of control, note 11;
(e)	impairment of trade receivables, notes 4(n)(i), 15 and 30;
(f)	assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options, notes 4(f), 9 and 20;
(g)	estimation of provision for warranty claims, notes 4(r) and 23;
(h)	estimation of fair values of contingent liabilities, notes 4(r), 23 and 42;
(i)	recognition of deferred tax assets, notes 4(aa) and 38.

Estimates and judgements are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

(f) Going concern assumption

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements. The Directors reasonably expect that the management plans, part of which has been already implemented, together with the cash and cash equivalents and unused credit facilities as at December 31, 2020, will be sufficient for the Group to meet its obligations. As at December 31, 2020, the Group’s cash and cash equivalents amount to 48,187 (39,799 as at December 2019), while its unused portion of credit facilities available to the Group (for further details, see note 25) amounts to 23,916 (24,251 as at December 31, 2019).

As discussed in note 3(f) of the 2019 consolidated financial statements, as at December 31, 2019, there was substantial doubt on the Group’s ability to continue as a going concern, mainly due to the impact of the COVID-19 pandemic outbreak on its business. Specifically, during the first part of 2020, the Group’s revenue was significantly affected by the impact of the COVID-19 pandemic, with a decrease in consolidated net sales of 22.3% in the first quarter and of 33.2% in the second quarter, as compared to the respective periods of 2019. In addition, for the six-month period ended as at June 30, 2020, revenue decreased of 27.4% as compared to the same period of 2019.

As at December 31, 2020, there is no substantial doubt on the Group’s ability to continue as a going concern in light of the Group’s actual results for the year ended December 31, 2020 and the successfully implementation of management’s plans as reported below.

(i) Group’s actual results for the year ended December 31, 2020

Directors note that starting from the third quarter of 2020 the Group’s level of revenue has significantly increased compared to the first two quarters of 2020. In particular, revenue increased in the second half of 2020 of 27.9% as compared to the first half of 2020. For the full year 2020, revenue decreased by 15.1%, from 386,962 in 2019 to 328,343 in 2020. Such contraction in revenue is lower than the expected decrease of 20% forecasted in April 2020. In the second half of the year 2020, the Group’s revenue increased due to an increase in consumers’ demand resulting from the “remote working” policies implemented by many companies around the world and the “stay-at-home” orders imposed by governmental authorities, as measures to contain the spread of the COVID-19 pandemic.

Furthermore, the Directors highlight that the Group’s financial position, results of operations and cash flows have improved compared to the year ended December 31, 2019, notwithstanding the significant impact of the COVID-19 pandemic on the Group’s business and the steep economic downturn. Indeed, as at and for the year ended December 31, 2020, the Group reported higher cash and cash equivalents of 48,187 (39,799 as at December 31, 2019), higher net cash provided by operating activities of 12,268 (4,652 for the year 2019), a lower operating loss of 10,605 (22,488 for the year 2019) and a lower loss after tax of 24,906 (33,680 for the year 2019). In addition, as at December 31, 2020 the actual outstanding order backlog was of about 103,000, that is approximately 75% higher compared to December 31, 2019.

Such improvements are mainly due to the following factors: (i) a strong consumers’ demand for the Group’s finished products beginning in June 2020, as previously described; (ii) starting from the first months of 2020, the implementation of changes to the business strategies reflected in the 2020-2024 business plan approved by the Parent’s Board of Directors on October 11, 2019 to improve the level of revenue (e.g., new opening of stores directly operated by the Group and franchised stores operated by third parties, closure of not profitable wholesalers, rationalization of branded and unbranded product models and closer monitoring of franchised operated stores performances) and to reduce the costs (e.g., manufacturing footprint optimisation in order to reduce the cost of sales, cutting certain costs, layoff of redundant workers and employees); (iii) salary and wage subsidy programme introduced by the governments of Italy and other countries as part of support measures extended to manufacturers in response to the COVID-19 pandemic to face revenue losses (for further details, refer to note 40); (iv) “COVID-19 rent concessions” granted by landlords for the majority of the Group’s retail store leases as a result of the severe impact of the COVID-19 pandemic during 2020 (for further details, refer to note 34); (v) COVID-19 grants received from certain governmental authorities, including the US, as part of the actions to support companies in the current COVID-19 pandemic scenario (for further details, see note 34).

As a consequence of the increase in the cash flows in the second half of 2020, in December 2020, the Parent’s Board of Directors suspended the ongoing process relating to the application for a long-term bank borrowing, 90% guaranteed by an Italian governmental authority, with nominal amount of 40,000, made available by the Italian Government with Law Decree n. 23/2020 (the “Liquidity Decree”), as part of the COVID-19 measures to support businesses.

(ii) Management’s plans

Since the first months of 2020, management has been implementing certain plans that include the disposal of non-strategic assets and, among others, actions to: improve the level of revenue, improve the Group’s manufacturing footprint in order to reduce the cost of sales, save on selling and administrative expenses, access social security procedures that enable companies to temporarily pay workers and employees a reduced salary and to defer certain capital expenditures. Management’s plans are included in: (i) the annual budget for 2021 approved by Parent’s Board of Directors on February 12, 2021; and (ii) the updated 2021-2026 business plan approved by the Parent’s Board of Directors on April 2, 2021. These plans have been reflected in the cash flow forecasts for the years ending December 31, 2021 and 2022.

The Directors highlight that the actions already completed by the Group as at March 31, 2021 to promptly respond to possible future liquidity constraints arising from the COVID-19 pandemic include the following.

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In June 2020, the Parent signed a sale agreement with a third party for the disposal of the land located in the “Santeramo in Colle-Iesce” area, just a few miles away from its headquarters. The cash consideration received by the Parent for such disposal amounts to 2,800. Furthermore, if certain conditions included in this sale agreement are met, in the next two years the Parent could receive additional consideration of about 2,500 from the acquirer (see note 8).

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In July 2020, the Parent signed the renewal for an additional five-year period of a factoring agreement with a major Italian financial institution. Under this agreement, the Parent assigns certain trade receivables to such financial institution in exchange for short-term borrowings for a maximum amount of 40,000. For further details, see notes 15 and 30(C)(iii).

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On December 31, 2020, the Parent signed a preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters, for a consideration of 1,300. The sale agreement should be finalized by May 2021 (see note 7).

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Following the “Share Sell and Purchase agreement” signed with Vita Group on January 8, 2021, on March 1, 2021, the Parent sold its entire interest in the subsidiary IMPE S.p.A. for a cash consideration of 6,100 plus certain customary purchase price adjustments of about 1,800, to be agreed by the end of April 2021. The cash consideration already received by the Parent as the date of the approval of these consolidated financial statements amounts to 4,900 (see note 7).

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In March 2021, following the preliminary agreement reached in December 2020, the Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello”, located in the city of Altamura (Bari), just a few miles away from its headquarters. The cash consideration received by the Parent for such disposal amounts to 1,250 (see note 7).

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In March 2021, the Romanian subsidiary obtained a long-term loan from a financial institution, amounting to 5,000. This loan, which is guaranteed by a Romanian governmental authority, has been made available by the Romanian government as part of the COVID-19 measures to support businesses. Such loan has instalments repayable on a monthly basis starting from October 2021, after the six-month interest-only period, and ending in March 2025. This long-term debt provides for variable interest instalments determined based on the six-month Euribor (360) plus a 2.75% spread.

In addition to the above, the Directors confirm that management continues to apply and improve the stricter procedures introduced at the beginning of the COVID-19 pandemic outbreak to manage liquidity and working capital balances, to generate sufficient operating cash flows to meet its obligations as they fall due. The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows for financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows from trade and other receivables together with expected cash outflows for trade and other payables. As at December 31, 2020, the expected cash flows from trade and other receivables maturing within two months were significantly in excess of the expected cash outflows for trade and other payables due within two months.

As at March 31, 2021, the net working capital (current assets less current liabilities) is adequately positive compared to December 31, 2020 due, in particular, to the cash of 11,150 received by the Group during the first months for the disposal of the assets held for sale and for the long-term loan obtained from a Romanian financial institution, as previously described.

Furthermore, management has prepared the cash flow forecasts for the years ending December 31, 2021 and 2022 taking into account the actual outstanding order backlog of about 103,000 as at December 31, 2020, that is approximately 75% higher compared to December 31, 2019, the effects of the above actions already completed as at March 31, 2021 and the other above plans. The significant assumptions used to develop these cash flow forecasts are as follows: (a) increasing revenue for 2021 by approximately 25% compared to 2020 revenue; (b) increasing revenue for 2022 by approximately 2.7% compared to 2021 revenue. The Directors highlight that the 2021 forecasted increase in revenue is confirmed by the actual revenue of the Group in the first quarter ended as at March 31, 2021, and, as that date, the level of outstanding order backlog is still robust.

Such cash flow forecasts, even in a worst-case scenario prepared by management, indicate that, taking into account all of management’s plans, the Group expects to have sufficient funds to meet its liabilities as they fall due within one year from the date of the approval of these consolidated financial statements.